CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
Capital Management
CAPITAL MANAGEMENT

28. CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

(i)	To safeguard the Company’s ability to continue as a going concern and to be able to service its debts when they are due;

(ii)	To maintain an optimal capital structure so as to maximize shareholder value; and

(iii)	To maintain a strong credit rating and healthy capital ratios in order to support the Company’s stability and growth.

The Company actively and regularly reviews and manages its capital structure to ensure optimal shareholder returns, taking into consideration the future capital requirements of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities. The Company manages its common shares and stock options as capital.

The Company is not subject to externally imposed capital requirements, except for, as disclosed in Note 22(a), the Company’s PRC subsidiaries are required by the Foreign Enterprise Law of the PRC to contribute to and maintain a non-distributable statutory reserve fund whose utilization is subject to approval by the Board of Directors. This externally imposed capital requirement has been complied with by the PRC subsidiaries for the years ended December 31, 2024, 2023 and 2022.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, increase share capital, obtain new borrowings or sell assets to reduce debt.

There were no changes in the Company’s overall approach to capital management during the report periods.

The capital structure of the Company consists of debts (which include borrowings, less cash and cash equivalents) and equity attributable to shareholders of the Company (comprising issued capital and reserves). The Company monitors capital on the basis of the debt to capital ratio, which is calculated as net debts divided by equity attributable to shareholders of the Company.

	As of December 31,
	2024	2023
	USD’000	USD’000
Interest-bearing bank borrowings	—	—
Note payable	5,187	2,111
Amounts owed to related parties	272	78
Total debts	5,459	2,189
Less: Cash and cash equivalents (excluding restricted bank balances)	(1,047)	(538)
Net debts	4,412	1,651
Equity attributable to shareholders of the Company	25,553	13,985
Gearing ratio	17%	12%